Other disclosures on cash flows - Summary of Other Disclosures on Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash operating activities
Fair Value Adjustment on Loans Designate at Fair Value Through Profit or Loss	R$ 0	R$ (127,137)	R$ (326,491)
Adjustment on FIDC obligations designated for fair value hedge	437,347	0	0
Fair Value Adjustment on Mark-to-market on equity securities designated at FVPL	4,131	30,574	(853,056)
Fair value adjustment in financial instruments at FVPL	441,478	(96,563)	(1,179,547)
Fair value adjustment for accounts receivable	(117,097)	98,283	(253,181)
Fair Value Adjustment On Equity Instruments	1,623	1,912	(6,971)
Non-cash investing activities
Property and equipment and intangible assets acquired through finance lease	140,784	67,417	63,910
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	579	725	1,498
Shares of the Company delivered at Reclame Aqui acquisition	0	0	169,864
Interest income received, net of costs
Interest income received on accounts payable to clients	7,122,635	5,962,063	4,521,948
Finance cost of sale of receivables	2,544,359	3,195,130	2,463,298
Interest income received, net of costs	4,578,276	2,766,933	2,058,650
Property and equipment, and intangible assets
Additions of property and equipment	(195,525)	(71,565)
Payments From Previous Year	(65,348)	(176,835)	(51,614)
Purchases Not Yet Paid During The Period	57,413	65,348	176,835
Prepaid Purchases Of Point Of Sales	0	(1,135)	102,070
Purchase of property, plant and equipment	(764,482)	(736,244)	(417,733)
Additions other than through business combinations, intangible assets other than goodwill	(250,588)	(222,870)
Payments From Previous Year	(14,117)	(6,593)	(41,898)
Purchases Not Paid at Year End	5,015	14,117	6,593
Capitalization of borrowing costs	0	0	1,069
Purchase of intangible assets	(507,278)	(474,053)	(305,512)
Net book value of disposed assets	118,414	96,664	202,519
Net Book Value of Disposed Leases	(4,623)	(21,225)	(52,164)
Adjustments for impairment loss recognised in profit or loss on property, equipment and intangible assets	29,365	66,200	25,347
Outstanding balance	(23,504)	(10,470)	(36,684)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	1,746	536	27,008
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	1,746	536	27,008
Creditinfo
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	0	61,316
Linked [Member]
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	(59,176)	0	0
Cappta S.A.
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	(1,767)	0
IFRS 16
Property and equipment, and intangible assets
Additions of right of use	107,390	33,254	47,182
Gross carrying amount [member]
Property and equipment, and intangible assets
Additions of property and equipment	(863,937)	(656,876)
Additions of property and equipment	863,937	656,876	692,206
Additions other than through business combinations, intangible assets other than goodwill	(531,570)	(515,740)
Additions of intangible assets	531,570	515,740	288,004
Gross carrying amount [member] | Right of use assets software
Property and equipment, and intangible assets
Additions other than through business combinations, intangible assets other than goodwill	R$ (33,394)	R$ (34,163)	R$ (16,728)